DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥11,961	¥13,852
Interest rate swaps	625	590
Interest rate caps	3,125	—

Total	¥15,711	¥14,442
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥95,758	¥144,006
Currency swaps	279	226

Total	¥96,037	¥144,232

Total derivatives	¥111,748	¥158,674

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2010 and 2011 are as follows:

		March 31,
	Location	2010	2011
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥79	¥72
Interest rate caps	Other current assets	—	—

Total		¥79	¥72

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥681	¥259
Currency swaps	Other current assets	—	7

Total		¥681	¥266

Total derivatives		¥760	¥338

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥167	¥117
Interest rate swaps	Other current liabilities	44	20

Total		¥211	¥137

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥817	¥3,509
Currency swaps	Other current liabilities	9	—

Total		¥826	¥3,509

Total derivatives		¥1,037	¥3,646

Schedule of Derivative Instruments Recognized in Other Comprehensive Income

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Foreign currency forward contracts	¥(280)	¥25	¥27
Interest rate swaps	(61)	38	25
Interest rate caps	0	—	—

Total	¥(341)	¥63	¥52

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(1,186)	¥(2)	¥(102)
Foreign currency forward contracts	Cost of sales	769	(139)	259
Interest rate swaps	Interest expense	0	20	20
Interest rate swaps	Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	9	(36)	—
Interest rate caps	Interest expense	0	—	—

Total		¥(408)	¥(157)	¥177

Schedule of Derivative Instruments Ineffectiveness

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥184	¥(15)	¥9
Interest rate caps	Interest expense	—	—	—

Total		¥184	¥(15)	¥9

Derivatives Not Designated as Hedging Instruments Recognized in Income

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥(6,350)	¥3,219	¥(3,114)
Currency swaps	Foreign currency transaction gains (losses), net	(10)	1	16

Total		¥(6,360)	¥3,220	¥(3,098)